Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Financial Information Including Segment Expenses

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net income (loss):

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Revenue
Commercial customers	1,773,491	575,820	2,356,730	1,832,747
Residential customers	11,579,522	8,235,826	5,452,130	4,239,934
Total revenue	13,353,013	8,811,646	7,808,860	6,072,681

Cost of revenue
Subcontracting costs	(4,320,487)	(3,938,327)	(2,261,562)	(1,758,739)
Material costs	(2,114,698)	(1,560,316)	(1,822,069)	(1,416,960)
Labor costs	(1,280,955)	(1,367,808)	(1,313,228)	(1,021,252)
Equipment rental and site costs	(367,034)	(323,209)	(424,822)	(330,369)
Other direct costs	(628,274)	(717,894)	(919,481)	(715,049)
Total cost of revenue	(8,711,448)	(7,907,554)	(6,741,162)	(5,242,369)
Gross profit	4,641,565	904,092	1,067,698	830,312

Operating expenses
Staff expenses	(832,317)	(983,540)	(1,254,875)	(975,873)
Depreciation and amortization	(66,965)	(23,364)	(17,540)	(13,640)
Lease expenses	(136,832)	(179,832)	(194,618)	(151,348)
Insurance and medical expenses	(82,159)	(65,245)	(149,999)	(116,649)
Transport and entertainment	(80,808)	(35,276)	(39,617)	(30,809)
Professional fees	(378,778)	(686,744)	(1,700,519)	(1,322,435)
Selling and marketing expenses	-	-	(74,079)	(57,609)
Other miscellaneous expenses	(142,296)	(54,292)	(118,085)	(91,830)
Total operating expenses	(1,720,155)	(2,028,293)	(3,549,332)	(2,760,193)

Income (loss) from operations	2,921,410	(1,124,201)	(2,481,634)	(1,929,881)

Other income (expenses)
Interest expenses, net	(78,069)	(108,673)	(95,555)	(74,310)
Other income	24,834	35,786	104,056	80,921
Total other income (expense), net	(53,235)	(72,887)	8,501	6,611

Income (loss) before income taxes	2,868,175	(1,197,088)	(2,473,133)	(1,923,270)
Income tax (expenses) benefit	(478,009)	165,950	120,131	93,422
Net income (loss)	2,390,166	(1,031,138)	(2,353,002)	(1,829,848)